Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 3,093	₨ 2,350
Employer contributions	0	885
Interest on plan assets	213	141
Re-measurements due to:
Return on plan assets excluding interest on plan assets	16	62
Benefits paid	(249)	(344)
Assets (transferred)	(9)	(1)
Plan assets at the end of the year	₨ 3,064	₨ 3,093